REGULATORY FRAMEWORK, General Framework for Non-Regulated Segments (Details)				12 Months Ended
	Apr. 01, 2017 ARS ($)	Dec. 01, 2011 $ / m³	Nov. 30, 2011 $ / m³	Dec. 31, 2019 ARS ($) $ / m³	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Dec. 23, 2019	Sep. 03, 2018 USD ($)
Domestic market [Abstract]
Increase in price of propane gas per ton						$ 1,267,000
Increase in price of propane gas per ton depending on customer						2,832,000
Subsidies received				$ 202,449,000	$ 625,677,000	534,806,000
Subsidies receivable from government				$ 143,829,000	450,523,000
Foreign market [Abstract]
Capped amount of each dollar of the tax base or the official FOB price								$ 4
Rate applicable to hydrocarbons							8.00%
Tariff charge paid (per cubic meter) | $ / m³				0.0492
Tariff charge (per cubic meter) | $ / m³		0.405	0.0492
Production and Commercialization of Liquids [Member]
Domestic market [Abstract]
Subsidies received				$ 468,494,000	$ 625,678,000
Butane [Member]
Domestic market [Abstract]
Price of household bottles per ton	$ 9,895,000
Foreign market [Abstract]
Export duty percentage								12.00%
Propane [Member]
Domestic market [Abstract]
Price of household bottles per ton	$ 9,656,000
Increase in price of propane gas per ton						1,941,200
Increase in price of propane gas per ton depending on customer						$ 3,694,000
Foreign market [Abstract]
Export duty percentage								12.00%
Natural Gasoline [Member]
Foreign market [Abstract]
Export duty percentage								12.00%